UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2009

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESTMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado        February 10, 2010
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     $406,229 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


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NAME OF ISSUER             TITLE    CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
                            OF                  (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                           CLASS                                                                           ---------------------
                                                                                                           SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
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AGL RES INC                COM      001204106        401     11,000    SH           DEFINED       1               11,000

ALLEGHENY ENERGY INC       COM      017361106        399     17,000    SH           DEFINED       1               17,000

ALLETE INC                 COM NEW  018522300        392     12,000    SH           DEFINED       1               12,000

ALLIANT ENERGY CORP        COM      018802108        454     15,000    SH           DEFINED       1               15,000

AMERICAN ELEC PWR INC      COM      025537101        452     13,000    SH           DEFINED       1               13,000

AMERICAN EXPRESS CO        COM      025816109      1,418     35,000    SH           DEFINED       1               35,000

ATMOS ENERGY CORP          COM      049560105        412     14,000    SH           DEFINED       1               14,000

BECTON DICKINSON & CO      COM      075887109      5,520     70,000    SH           DEFINED       1               70,000

BERKSHIRE HATHAWAY INC     CL A     084670108    139,872      1,410    SH           DEFINED       1                1,410
DEL

BERKSHIRE HATHAWAY INC     CL B     084670207     31,874      9,700    SH           DEFINED       1                9,700
DEL

BLACK HILLS CORP           COM      092113109      1,358     51,000    SH           DEFINED       1               51,000

BOARDWALK PIPELINE         UT LTD   096627104      1,330     44,300    SH           DEFINED       1               44,300
PARTNERS                   PARTNER

BUCKEYE PARTNERS LP        UNIT LTD 118230101        425      7,800    SH           DEFINED       1                7,800
                           PARTN

BURLINGTON NORTHN SANTA    COM      12189T104      5,917     60,000    SH           DEFINED       1               60,000
FE C

CATERPILLAR INC DEL        COM      149123101      4,559     80,000    SH           DEFINED       1               80,000

CENTERPOINT ENERGY INC     COM      15189T107        450     31,000    SH           DEFINED       1               31,000

COHEN & STEERS QUALITY     COM      19247L106        727    119,728    SH           DEFINED       1              119,728
RLTY

COHEN & STEERS REIT &      COM      19247Y108     20,658  1,945,232    SH           DEFINED       1            1,945,232
UTIL I

COHEN & STEERS SELECT      COM      19248A109      9,355    586,500    SH           DEFINED       1              586,500
UTIL F

COHEN & STEERS WRLDWD      COM      19248J100        702    111,600    SH           DEFINED       1              111,600
RLT IN

DIAGEO PLC                 SPON ADR 25243Q205      6,941    100,000    SH           DEFINED       1              100,000
                           NEW

EL PASO PIPELINE           COM UNIT 283702108        462     17,800    SH           DEFINED       1               17,800
PARTNERS L                 LPI

ENERGY TRANSFER PRTNERS    UNIT LTD 29273R109      1,237     27,500    SH           DEFINED       1               27,500
LP                         PARTN

ENTERPRISE PRODS           COM      293792107      1,285     40,900    SH           DEFINED       1               40,900
PARTNERS L

FIDELITY NATIONAL          CL A     31620R105        634     47,074    SH           DEFINED       1               47,074
FINANCIAL

FIRST AMER CORP CALIF      COM      318522307      5,298    160,000    SH           DEFINED       1              160,000

FLAHERTY & CRMN/CLYMR      COM SHS  338478100      5,693    407,549    SH           DEFINED       1              407,549
PFD SE

FLAHERTY & CRMRN CLYMRE    COM      338479108      5,680    391,185    SH           DEFINED       1              391,185
T R

FPL GROUP INC              COM      302571104        423      8,000    SH           DEFINED       1                8,000

FRANKLIN RES INC           COM      354613101      1,054     10,000    SH           DEFINED       1               10,000

GENERAL ELECTRIC CO        COM      369604103      1,664    110,000    SH           DEFINED       1              110,000

GLAXOSMITHKLINE PLC        SPONSORED37733W105      3,380     80,000    SH           DEFINED       1               80,000
                           ADR

GREAT PLAINS ENERGY INC    COM      391164100      2,909    150,000    SH           DEFINED       1              150,000

HOME DEPOT INC             COM      437076102      2,097     72,500    SH           DEFINED       1               72,500

ING CLARION GLB RE EST     COM      44982G104        915    143,664    SH           DEFINED       1              143,664
INCM

JOHNSON & JOHNSON          COM      478160104     32,334    502,000    SH           DEFINED       1              502,000

KINDER MORGAN ENERGY       UT LTD   494550106        439      7,200    SH           DEFINED       1                7,200
PARTNER                    PARTNER

LACLEDE GROUP INC          COM      505597104        439     13,000    SH           DEFINED       1               13,000

LTC PPTYS INC              COM      502175102      2,996    112,000    SH           DEFINED       1              112,000

MAGELLAN MIDSTREAM         COM UNIT 559080106        446     10,300    SH           DEFINED       1               10,300
PRTNRS LP                  RP LP

NICOR INC                  COM      654086107        463     11,000    SH           DEFINED       1               11,000

NSTAR                      COM      67019E107        478     13,000    SH           DEFINED       1               13,000

OGE ENERGY CORP            COM      670837103        432     11,700    SH           DEFINED       1               11,700

ONEOK INC                  COM      682680103        459     10,300    SH           DEFINED       1               10,300

PFIZER INC                 COM      717081103      2,729    150,000    SH           DEFINED       1              150,000

PIEDMONT NAT GAS INC       COM      720186105        455     17,000    SH           DEFINED       1               17,000

PLAINS ALL AMERN           UNIT LTD 726503105        433      8,200    SH           DEFINED       1                8,200
PIPELINE L                 PARTN

PROCTOR & GAMBLE CO        COM      742718109      2,304     38,000    SH           DEFINED       1               38,000

PROGRESS ENERGY CORP       COM      743263105        451     11,000    SH           DEFINED       1               11,000

REDWOOD TR INC             COM      758075402      1,085     75,000    SH           DEFINED       1               75,000

SCANA CORP NEW             COM      80589M102        452     12,000    SH           DEFINED       1               12,000

SOUTHERN CO                COM      842587107        433     13,000    SH           DEFINED       1               13,000

SUBURBAN PROPANE           UNIT LTD 864482104        424      9,000    SH           DEFINED       1                9,000
PARTNERS L                 PARTN

TECO ENERGY INC            COM      872375100        454     28,000    SH           DEFINED       1               28,000

EMPIRE DIST ELEC CO        COM      291641108        412     22,000    SH           DEFINED       1               22,000

UIL HLDG CORP              COM      902748102        427     15,200    SH           DEFINED       1               15,200

VECTREN CORP               COM      92240G101        420     17,000    SH           DEFINED       1               17,000

3M CO                      COM      88579Y101      3,141     38,000    SH           DEFINED       1               38,000

VENTAS INC                 COM      92276F100      9,894    226,200    SH           DEFINED       1              226,200

WALGREEN CO                COM      931422109      6,499    177,000    SH           DEFINED       1              177,000

WAL MART STORES INC        COM      931142103     32,605    610,000    SH           DEFINED       1              610,000

WESTAR ENERGY INC          COM      95709T100        434     20,000    SH           DEFINED       1               20,000

WGL HLDGS INC              COM      92924F106        402     12,000    SH           DEFINED       1               12,000

YUM BRANDS INC             COM      988498101     37,942  1,085,000    SH           DEFINED       1            1,085,000